CONVERTIBLE PROMISSORY NOTES AND DERIVATIVE INSTRUMENT (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Apr. 30, 2014
Derivative liability [Member]
CONVERTIBLE PROMISSORY NOTES AND DERIVATIVE INSTRUMENT [Line Items]
Risk-free interest rates	6.67%
Litigation with former shareholders of DMG [Member] | Settlement Arrangement [Member] | Notes [Member]
CONVERTIBLE PROMISSORY NOTES AND DERIVATIVE INSTRUMENT [Line Items]
Principal amount		$ 58,000,000
Weighted average interest rate		6.67%
Litigation with former shareholders of DMG [Member] | Settlement Arrangement [Member] | Notes [Member] | First anniversary [Member]
CONVERTIBLE PROMISSORY NOTES AND DERIVATIVE INSTRUMENT [Line Items]
Expected redemption amount on each anniversary		4,000,000
Litigation with former shareholders of DMG [Member] | Settlement Arrangement [Member] | Notes [Member] | Second anniversary [Member]
CONVERTIBLE PROMISSORY NOTES AND DERIVATIVE INSTRUMENT [Line Items]
Expected redemption amount on each anniversary		5,000,000
Litigation with former shareholders of DMG [Member] | Settlement Arrangement [Member] | Notes [Member] | Third anniversary [Member]
CONVERTIBLE PROMISSORY NOTES AND DERIVATIVE INSTRUMENT [Line Items]
Expected redemption amount on each anniversary		13,500,000
Litigation with former shareholders of DMG [Member] | Settlement Arrangement [Member] | Notes [Member] | Fourth anniversary [Member]
CONVERTIBLE PROMISSORY NOTES AND DERIVATIVE INSTRUMENT [Line Items]
Expected redemption amount on each anniversary		16,500,000
Litigation with former shareholders of DMG [Member] | Settlement Arrangement [Member] | Notes [Member] | Fifth anniversary [Member]
CONVERTIBLE PROMISSORY NOTES AND DERIVATIVE INSTRUMENT [Line Items]
Expected redemption amount on each anniversary		16,000,000
Litigation with former shareholders of DMG [Member] | Settlement Arrangement [Member] | Notes [Member] | Sixth anniversary [Member]
CONVERTIBLE PROMISSORY NOTES AND DERIVATIVE INSTRUMENT [Line Items]
Expected redemption amount on each anniversary		$ 3,000,000